Insured assets (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Cash and cash equivalent (Including ATM)
Insured assets [Line Items]
Amount covered	₩ 23,200
Type of insurance	Comprehensive insurance for financial institutions
Insurance company	Samsung Fire & Marine Insurance Co., Ltd.,etc.
General asset risk
Insured assets [Line Items]
Amount covered	₩ 1,328,969
Type of insurance	Comprehensive Property insurance
Insurance company	Samsung Fire & Marine Insurance Co., Ltd., etc.
Furniture and fixtures
Insured assets [Line Items]
Amount covered	₩ 70,351
Type of insurance	Fire insurance
Insurance company	Meritz Fire & Marine Insurance Co., Ltd., etc.
Directors' and officers' liabilities
Insured assets [Line Items]
Amount covered	₩ 50,000
Type of insurance	Compensation liability insurance for officers
Insurance company	Meritz Fire & Marine Insurance Co., Ltd., etc.
Employees
Insured assets [Line Items]
Amount covered	₩ 32,743
Type of insurance	Compensation liability insurance for employee accident
Insurance company	Meritz Fire & Marine Insurance Co., Ltd., etc.
Cash and securities
Insured assets [Line Items]
Amount covered	₩ 18,195
Type of insurance	Burglary insurance
Insurance company	Samsung Fire & Marine Insurance Co., Ltd., etc.
Securities, Fidelity guarantee and liability insurance and others
Insured assets [Line Items]
Amount covered	₩ 80,724
Type of insurance	Others
Insurance company	Samsung Fire & Marine Insurance Co., Ltd.,etc.